SHARE BASED AND OTHER COMPENSATION (Details) - USD ($)		3 Months Ended			6 Months Ended			12 Months Ended
		Jun. 30, 2016	[1],[2]	Jun. 30, 2015 [2]	Jun. 30, 2016	[1],[2]	Jun. 30, 2015 [2]	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expensed		$ 1,578,000		$ 1,451,000	$ 1,741,000		$ 2,064,000	$ 2,660,000	$ 1,757,000
Unamortized stock-based compensation costs								2,357,000	350,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expensed		1,539,000		1,168,000	1,731,000		1,723,000	2,191,000	1,242,000
Unamortized stock-based compensation costs								$ 2,091,000	$ 243,000
Weighted average amortization period remaining	[3]							2 years 2 months 5 days	2 years 9 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expensed		$ 39,000		$ 283,000	$ 10,000		$ 341,000	$ 469,000	$ 515,000
Unamortized stock-based compensation costs								$ 266,000	$ 107,000
Weighted average amortization period remaining	[3]							1 year 18 days	1 year 4 days

[1]	As of June 30, 2016, the Company has unamortized stock-based compensation costs for stock options of approximately $3.05 million and $120,000 for restricted stock. The Company has a weighted average amortization period remaining for stock options of 1.99 years and 0.87 years for restricted stock.
[2]	Only includes directors and employees for which the options vest over time instead of based upon performance criteria for which the performance criteria has not been met as of June 30, 2016 and 2015.
[3]	Only includes directors and employees which the options vest over time instead of performance criteria which the performance criteria has not been met as of December 31, 2015 and 2014, respectively.